Trade and other payables	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade and other payables [Abstract]
Trade and other payables

Note 30     Trade and other payables

Amounts in US$ ‘000	2022	2021
V.A.T	8,513	7,473
Trade payables	102,125	86,672
Customer advance payments	481	426
Other short-term advance payments (a)	—	1,558
Staff costs to be paid	9,306	17,973
Royalties to be paid	9,403	7,347
Taxes and other debts to be paid	8,963	6,651
To be paid to co-venturers (Note 34)	2,815	953
	141,606	129,053
Classified as follows:
Current	141,606	127,513
Non-current	—	1,540
(a)	Advance payment collected in relation with the sale of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks (see Note 36.3.1).

The average credit period (expressed as creditor days) during the year ended December 31, 2022 was 69 days (2021: 89 days).

The fair value of these short-term financial instruments is not individually determined as the carrying amount is a reasonable approximation of fair value.